SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL

13 SHARE CAPITAL

	2023	2024
Number of shares:
At beginning of financial year	8,444,460	11,529,328
Conversion from convertible loans	672,499	-
Warrant exercised	-	10,672
Issuance of ordinary shares	2,412,369	-
At end of financial year	11,529,328	11,540,000

Paid-up capital (S$):
At beginning of financial year	8,913,005	23,720,020
Conversion from convertible loans	3,499,991	-
Issuance of ordinary shares	11,307,024	-
Issuance of ordinary shares from the exercise of warrants	-	73,930
At end of financial year	23,720,020	23,793,950

The paid-up ordinary shares have no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

Paid-up capital

For the financial year ended December 31, 2023:

The newly issued shares rank pari passu in all aspects with the previously issued shares.

On January 17, 2023, the Company effected a 1-for-380.83 reverse share split of the Company’s ordinary shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of ordinary shares in this report have been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

On January 26, 2023, the Company converted the convertible loan of S$250,000 into 82,990 ordinary shares at the conversion value of S$499,996. Upon conversion, the 82,990 ordinary shares carried at the conversion value of S$499,996. These newly issued shares rank pari passu in all respects with the previously issued shares.

On April 18, 2023, the Company completed the Offering on the Nasdaq Capital Market, whereby issued and sold 2,412,369 ordinary shares at a price to the public of U.S.$4.00 per share for aggregate gross proceeds of S$12,938,017. The offering expenses of S$1,630,993 which were attributable to the offer of new shares are deducted from equity.

On April 21, 2023, the Company converted the convertible loan of S$1,500,000 into 589,509 ordinary shares at the conversion value of S$2,999,995. Upon conversion, the 589,509 ordinary shares carried at the conversion value of S$2,999,995. These newly issued shares rank pari passu in all respects with the previously issued shares.

For the financial year ended December 31, 2024:

On January 3, 2024, the warrant holder exercises its warrants of S$54,154 into 7,860 ordinary shares. These newly issued shares rank pari passu in all respects with the previously issued shares.

On January 17, 2024, the warrant holder exercises its warrants of S$19,776 into 2,812 ordinary shares. These newly issued shares rank pari passu in all respects with the previously issued shares.